Employee Stock Options (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Options [Abstract]
Fair value of options granted to employees		$ 835,896	$ 898,963
Unrecognized compensation cost		1,125,308	817,637
Unrecognized compensation cost, period for recognition		3 years	3 years
Stock issued as compensation for consulting services		32,590	46,470
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value	100.00%	100.00%
Expiration period	10 years	10 years
Former Employees [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Vested options		233,735	64,568
Modification of terms		three months to two years	three months to two years
Compensation expense from the modification of terms			$ 30,792
Former Employees Group Two [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Vested options		86,318
Modification of terms		three months to December 31, 2013
10% voting power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value	110.00%	110.00%
Expiration period	5 years	5 years